Subsequent Events	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Subsequent Event [Line Items]
Subsequent Events
10.
Subsequent events

For the condensed interim carve-out financial statements as of June 30, 2024, we have evaluated the following subsequent events through October 1, 2024 which is the date such financial statements are available to be issued:

Close of business combination with Armada Acquisition Corp I. (“Armada”)

On August 15, 2024, Armada Acquisition Corp. I, a Delaware corporation (“Armada”), a special acquisition corporation, the Company and Rezolve Merger Sub, Inc., a Delaware corporation (“Rezolve Merger Sub”), consummated the business combination pursuant to the terms of the Business Combination Agreement, dated as of December 17th, 2021 (as amended or supplemented from time to time, the “Business Combination Agreement”). The consummation of the acquisition of Armada resulted in Rezolve AI Limited becoming a publicly traded company with it’s shares trading on the NASDAQ from August 20, 2024.

Amendment and restatement to the Yorkville Note

On September 6, 2024, Yorkville and the Company amended and restated the Yorkville Note (the “Second A&R YA Agreement”) to incorporate an additional prepaid advance arrangement pursuant to which Yorkville committed to provide the Company with prepaid advances in an aggregate original principal amount of an additional Seven Million Five Hundred Thousand Dollars ($7,500,000), which will be in three tranches, with the first tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon execution of the Second A&R YA Agreement, the second tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon filing of the Company’s F-1 registration statement, and the third tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) to be funded upon the effectiveness of the F-1 registration statement. The Second A&R YA Agreement superseded the YA Agreement. The maturity date of the Yorkville Note and the Other Promissory Notes were extended to September 11th, 2025.

17.
Subsequent events

For financial statements as of December 31, 2023, we have evaluated subsequent events through April 28, 2024, which is the date such financial statements are available to be issued.

Igor Loan amendment

In March 2023, the Company obtained two unsecured convertible loans from a related party (Igor Lychagov) consisting of $2,000,000 and €2,000,000. Each loan bears a borrowing fee of $660,000 and €660,000, respectively, which has been recorded in interest expense in the year ended December 31, 2023. The loans were due to mature on July 31, 2023 or at the option of the investor, can be converted into ordinary shares of the Company including the accrued borrowing fees at a conversion rate of 0.50 to the Company’s share price at listing after completing any reorganization. The loans were not repaid by the maturity date at which until further terms and conditions are negotiated such as extended repayment terms or conversion into ordinary shares of the Company, the Company was in default of the two unsecured convertible loans and the loans remained repayable on demand at December 31, 2023. On January 26, 2024, the two unsecured convertible loans were added to the Company’s senior secured convertible notes (note 7.3). The loan principal and accrued borrowing fees were rounded to a sum of $8,000,000. The key terms of the loan amendment include that of the senior secured convertible notes, as noted below:

•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy per cent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.

As a result of the loan amendment and addition to the Company’s senior secured convertible notes, the default was remediated.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On 2nd February 2024, the Company obtained an unsecured loan of $2,000,000 from YA II PN, LTD (“Yorkville”) with principal amount of $2,500,000. The Yorkville Note was issued at a 20% discount to the principal amount, and has a maturity date falling 6 months from the date of issue (unless extended by Yorkville) subject to acceleration upon the occurrence of an event of default.

The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. Whilst the Yorkville Note is not directly secured, Yorkville is entitled to share recoveries enforced under various debentures granted by Rezolve pursuant to an intercreditor agreement with Apeiron Investment Group Ltd. Further.

The Yorkville Note is convertible into ordinary shares in Rezolve AI Limited upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily VWAP during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

In connection with the Yorkville note, an additional convertible promissory note (“the Other Promissory notes”) was offered to certain other investors on the same terms as the Yorkville Note. The Other Promissory Notes have a face value of $2,877,319 and were issued at a 20% discount. The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. The Other Promissory notes have a maturity date six months from issue.

The Other Promissory Notes are convertible into ordinary shares in Rezolve AI Limited upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily VWAP during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

On September 6, 2024, Yorkville and the Company amended and restated the Yorkville Note (the “Second A&R YA Agreement”) to incorporate an additional prepaid advance arrangement pursuant to which Yorkville committed to provide the Company with prepaid advances in an aggregate original principal amount of an additional Seven Million Five Hundred Thousand Dollars ($7,500,000), which will be in three tranches, with the first tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon execution of the Second A&R YA Agreement, the second tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon filing of the Company’s F-1 registration statement, and the third tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) to be funded upon the effectiveness of the F-1 registration statement. The Second A&R YA Agreement superseded the YA Agreement. The maturity date of the Yorkville Note and the Other Promissory Notes were extended to September 11th, 2025.

Promissory note

On April 30th, 2024, the Company entered into a promissory note (“the promissory note”) agreement with an investor in the amount of $400,000. The promissory note bears a borrowing fee of $100,000 and matures on November 1st, 2024. The borrowing fee has been recognized in interest expense over the term of the loan using the effective interest rate method.

Add to subsequent events

Close of business combination with Armada Acquisition Corp I. (“Armada”)

On August 15, 2024, Armada Acquisition Corp. I, a Delaware corporation (“Armada”), a special acquisition corporation, the Company and Rezolve Merger Sub, Inc., a Delaware corporation (“Rezolve Merger Sub”), consummated the business combination pursuant to the terms of the Business Combination Agreement, dated as of December 17th, 2021 (as amended or supplemented from time to time, the “Business Combination Agreement”). The consummation of the acquisition of Armada resulted in Rezolve AI Limited becoming a publicly traded company with it’s shares trading on the NASDAQ from August 20, 2024.

Armada Acquisition Corp I [Member]
Subsequent Event [Line Items]
Subsequent Events

Note 7— Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On January 16, 2024, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to February 17, 2024. The funds made available by the Sponsor to the Company under the Extension Note were attributable to a draw down under the Subscription Agreement with Polar described in Note 4 above.

On January 16, 2024, the Company borrowed $39,100 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to a draw down under the Subscription Agreement with Polar (as described in Note 4 above).

On February 2, 2024, Armada, Rezolve, Rezolve AI and YA amended and restated the Purchase Agreement, (the “Amended and Restated Purchase Agreement”) to, among other things, incorporate a prepaid advance arrangement, whereby YA committed to provide Rezolve with a prepaid advance in an original principal amount of $2,500,000 (the “Prepaid Advance”). Upon execution of the Amended and Restated Purchase Agreement, $2,000,000 of the Prepaid Advance was funded to Rezolve.

On February 15, 2024 the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from February 17, 2024 (the “Termination Date”) to March 17, 2024 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 17, 2024, or a total of up to six months after the Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Third Extension Amendment Proposal”). The stockholders of the Company approved the Third Extension Amendment Proposal at the special meeting and on February 15, 2024 the Company filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 945,662 shares of Common Stock of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.98 per share, for an aggregate redemption amount of $10,384,496.

In connection with the approval of the Third Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $297,714 (the “Second Extension Note”) to the Sponsor. The Second Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that the Company does not consummate a Business Combination, the Second Extension Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Second Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $49,619 to be deposited into the Trust Account within three business days following February 17, 2024, and up to $248,095 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions.

On February 16, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to March 17, 2024. The funds made available by the Sponsor to the Company under the Extension Note were attributable to a draw down under the Subscription Agreement with Polar described in Note 4 above.

On February 16, 2024, the Company borrowed $60,381 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to a draw down under the Subscription Agreement with Polar described in Note 4 above.

Note 8— Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these condensed financial statements.

On April 16, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to May 17, 2024.

On April 16, 2024 the Company issued a promissory note to the Sponsor for the aggregate amount of $53,388 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On April 18, 2024, the Company entered into a subscription agreement with an entity related to the Sponsor pursuant to which (i) the entity funded $33,008 to the Sponsor which is to be returned to the entity by the Sponsor promptly following the closing of the initial business combination and (ii) as an inducement for the investment, the Sponsor allocated 33,000 Founder Shares to the entity. The funds received from the entity were loaned by the Sponsor to the Company.

On April 22, 2024 the Company issued a promissory note to the Sponsor for the aggregate amount of $40,939 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On April 25, 2024 the Company issued a promissory note to the Sponsor for the aggregate amount of $19,054 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

Note 8— Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these condensed financial statements.

In connection with the Business Combination Agreement, on July 4, 2024, Rezolve effected a pre-Closing demerger (the “Pre-Closing Demerger”) pursuant to UK legislation under which (x) part of Rezolve’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch) were transferred to Rezolve AI in exchange for the issue by Rezolve AI of shares of the same classes as in Rezolve Limited for distribution among the original shareholders of Rezolve in proportion to their holdings of shares of each class in Rezolve as at immediately prior to the Pre-Closing Demerger, (y) Rezolve AI assumed the secured convertible notes issued by Rezolve and (z) Rezolve was placed into a members’ voluntary liquidation.

On July 5, 2024, the Company issued a promissory note to the Sponsor for the aggregate amount of $5,150 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On July 17, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to August 17, 2024.

On July 17, 2024, the Company issued a promissory note to the Sponsor for the aggregate amount of $381 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On August 1, 2024, the Company held a special meeting of stockholders (the “Special Meeting”) virtually to approve, among other things, the Company’s initial business combination, as more fully described in the Definitive Proxy Statement filed with the U.S. Securities and Exchange Commission on July 10, 2024.

In connection with the Special Meeting, Public Stockholders holding 1,300,391 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $14,803,608 (approximately $11.38 per share) was removed from the Trust Account to pay such holders.

At the Special Meeting, the stockholders also approved a proposal to amend the Company’s second amended and restated certificate of incorporation to eliminate the limitation that the Company may not consummate a business combination to the extent the Company would have net tangible assets of less than $5,000,001, which amendment will be effective immediately prior to or upon consummation of a business combination in order to allow the Company to consummate the Business Combination irrespective of whether the Company would exceed such limitation.

On August 15, 2024, subsequent to the fiscal quarter ended June 30, 2024, the fiscal quarter to which this Quarterly Report on Form 10-Q relates, the Company consummated the previously announced business combination pursuant to the Business Combination Agreement, by and among the Company, Rezolve, Rezolve AI and the other parties thereto.

Upon consummation of the Business Combination, on August 15, 2024, (i) Rezolve AI effected a re-classification of its share capital whereby Rezolve AI series A shares were reclassified as ordinary shares of same class as existing ordinary shares on issue in Rezolve AI, with nominal value £0.0001 per share (the “Rezolve Ordinary Shares”), and (ii) the Company merged with and into Rezolve Merger Sub, with the Company surviving as a wholly owned subsidiary of Rezolve AI, with shareholders of the Company received Rezolve Ordinary Shares in exchange for their existing common stock of the Company and the Company warrant holders having their warrants automatically exchanged for warrants of Rezolve.

In contemplation of closing of the Business combination the Company has entered into the following agreements with their vendors which were not paid in cash at the closing of the Business Combination:

On July 30, 2024 the Company issued a promissory note to Northland Securities, Inc. (“Northland”) for an amount of $5,141,250 and agreed to pay interest on the principal amount outstanding from time to time from July 30, 2024 until the note is fully paid, at the rate of 10% per annum, compounded annually. The timing and repayment amounts under the note will depend on the amounts of financing raised by the Company and its direct and indirect parent companies after completion of the Business Combination. If more than (a) $25,000,000 in proceeds is raised while the note is outstanding, 50% of the outstanding principal and all accrued and unpaid interest on the note shall become immediately due and payable and (b) if more than $50,000,000 in gross proceeds is raised, all of the outstanding principal and all accrued and unpaid interest shall become immediately due and payable. In the event that the Company and its direct and indirect parent companies after completion of the Business Combination have less than $20,000,000 in cash, cash equivalents and marketable securities as of December 31, 2024, the Company may, at its option, on or before March 31, 2025, convert all but $1,135,000 into shares of the Company’s common stock at a price of $10.00 per share. In the event the Company and its direct and indirect parent companies after completion of the Business Combination have $20,000,000 or more in cash, cash equivalents and marketable securities as of any time on or prior to December 31, 2025, Northland may, at its option on or prior to June 30, 2026, sell any or all of the shares of the Company’s common stock received pursuant to the prior sentence to the Company at a price of $10.00 per share. The note was entered into in full satisfaction of the cash payments otherwise due to Northland by the Company at the time of closing and which are described above. All of the Company’s obligations under the Note were guaranteed by Rezolve and Rezolve AI.

On August 14, 2024 the Company issued a promissory note to J.V.B. Financial Group, LLC (“JVB”) ) for an amount of $7,500,000 and agreed to pay interest on the principal amount outstanding from time to time from August 14, 2024 until the note is fully paid, at the rate of 4.95% per annum. The note is to be repaid in installments of $625,000 (“Amortization Payment”) beginning on January 31, 2025, and on each month end thereafter until December 31, 2025. The Company may, in its sole discretion, elect to pay all or any portion of the Amortization Payment or any interest due and payable on the maturity date in ordinary shares of Rezolve AI, with the number of such shares determined by dividing the Amortization Payment by a price per ordinary share equal to 95% of the arithmetic average of the daily VWAP for the 5 days ending on the day immediately preceding the due date of the Amortization Payment. The note was entered into in full satisfaction of the cash payments otherwise due to JVB by the Company at the time of closing and which are described above. All of the Company’s obligations under the Note were guaranteed by Rezolve and Rezolve AI.

On August 14, 2024 Rezolve AI issued a promissory note to pay to Cohen & Company Financial Management LLC (the “Agent”) as an agent for the Sponsor, in the principal sum of $3,144,883.06 (the “Original Amount”), with the Original Amount, the accrued interest thereon and other amounts due and payable (unless prepaid earlier or converted into shares of common stock) on August 14, 2027 (the “Maturity Date’). The note bears interest at 4.95% per annum. Starting from January 31, 2025, upon Agent’s request, Rezolve AI shall pay the Agent the principal amount plus all of the accrued interest in increments of 1/18 of the outstanding principal amount (the “Amortization Payment”) on a date determined by Agent (a “Payment Date”) until the Original Amount has been paid in full prior to or on the Maturity Date or, if earlier, upon acceleration, of prepayment of the note in accordance with the terms of the note. At the option of the Company, the Amortization Payments shall be made in cash or in shares of common stock of Rezolve AI, based on the price described in the promissory note. From and after January 15, 2025, Agent shall have the right, at Agent’s sole option, on any business day, to convert at the conversion price described in the note all or any portion of the outstanding principal amount of the note up to an amount described in the note. The convertible note was entered into in exchange for the Sponsor’s interest in and extinguishment of its interest in the existing loans from the Sponsor to the Company exclusive of the funding by Polar under the subscription agreement which is described above. The funding by Polar was repaid by the Company to Polar at the time of closing as required by the subscription agreement with Polar.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On October 10, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $59,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount of the promissory note was fully drawn and outstanding as of the date of this report.

On October 11, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to November 17, 2023.

On November 9, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to December 17, 2023.

On November 20, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $12,510 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount of the promissory note was fully drawn and outstanding as of the date of this report.